Insider Trading Arrangements	12 Months Ended
Dec. 31, 2025
Insider Trading Arrangements [Line Items]
Material Terms of Trading Arrangement [Text Block]

Insider Trading Policy

We have insider trading policies and procedures that govern the purchase, sale, and other dispositions of our securities by directors, officers, employees, and contractors, as well as by the Company itself. We believe these policies and procedures are reasonably designed to promote compliance with insider trading laws, rules and regulations and applicable listing standards. A copy of our Insider Trading Policy is attached as Exhibit 19.1 to our Annual Report on Form 10-K for the year ended December 31, 2025.